Condensed Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash	$ 1,040,617	$ 260,187	$ 0
Restricted cash	4,290,350	3,660,885	0
Deposit	73,880	73,565	0
Account receivables	90,320	59,325	0
Prepayment	65,414	36,671	0
Total current assets	5,560,581	4,090,633	0
Non-current assets
Property and equipment, net	715,049	776,920	0
Deferred tax assets	0	27,513	0
Prepayment - non-current	21,870	43,720	0
Total non-current assets	736,919	848,153	0
Total assets	6,297,500	4,938,786	0
Current liabilities
Accounts payables and other accruals	669,284	567,712	0
Customer deposits	4,290,350	3,660,885	0
Amount due to director	3,418	0
Total current liabilities	4,963,052	4,228,597	0
Deferred tax liabilities	29,672	31,060	0
Total non-current liabilities	29,672	31,060	0
Total liabilities	4,992,724	4,259,657	0
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Paid-in capital	2,580,079	2,580,079	2,580,079
Subscription receivables	(1,924,086)	(1,896,548)	(2,580,079)
Accumulated deficit	647,812	(3,669)	0
Accumulated other comprehensive income	971	(733)	0
Total stockholders’ equity	1,304,776	679,129	0
Total liabilities and stockholders’ equity	$ 6,297,500	$ 4,938,786	$ 0